Derivative instruments and hedging activities	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure
Derivative Instruments and Hedging Activities

Note 25 – Derivative instruments and hedging activities

The use of derivatives is incorporated as part of the Corporation’s overall interest rate risk management strategy to minimize significant unplanned fluctuations in earnings and cash flows that are caused by interest rate volatility. The Corporation’s goal is to manage interest rate sensitivity by modifying the repricing or maturity characteristics of certain balance sheet assets and liabilities so that the net interest income is not materially affected by movements in interest rates. The Corporation uses derivatives in its trading activities to facilitate customer transactions, and as a means of risk management. As a result of interest rate fluctuations, hedged fixed and variable interest rate assets and liabilities will appreciate or depreciate in fair value. The effect of this unrealized appreciation or depreciation is expected to be substantially offset by the Corporation’s gains or losses on the derivative instruments that are linked to these hedged assets and liabilities. As a matter of policy, the Corporation does not use highly leveraged derivative instruments for interest rate risk management.

Market risk is the adverse effect that a change in interest rates, currency exchange rates, or implied volatility rates might have on the value of a financial instrument. The Corporation manages the market risk associated with interest rates and, to a limited extent, with fluctuations in foreign currency exchange rates by establishing and monitoring limits for the types and degree of risk that may be undertaken.

By using derivative instruments, the Corporation exposes itself to credit and market risk. If a counterparty fails to fulfill its performance obligations under a derivative contract, the Corporation’s credit risk will equal the fair value of the derivative asset. Generally, when the fair value of a derivative contract is positive, this indicates that the counterparty owes the Corporation, thus creating a repayment risk for the Corporation. To manage the level of credit risk, the Corporation deals with counterparties of good credit standing, enters into master netting agreements whenever possible and, when appropriate, obtains collateral. On the other hand, when the fair value of a derivative contract is negative, the Corporation owes the counterparty and, therefore, the fair value of derivatives liabilities incorporates nonperformance risk or the risk that the obligation will not be fulfilled.

The credit risk attributed to the counterparty’s nonperformance risk is incorporated in the fair value of the derivatives. Additionally, as required by the fair value measurements guidance, the fair value of the Corporation’s own credit standing is considered in the fair value of the derivative liabilities. During the year ended December 31, 2020, inclusion of the credit risk in the fair value of the derivatives resulted in a gain of $0.7 million from the Corporation’s credit standing adjustment. During the years ended December 31, 2019 and 2018, the Corporation recognized a gain of $0.2 million and a loss of $0.6 million, respectively, from the Corporation’s credit standing adjustment.

The Corporation’s derivatives are subject to agreements which allow a right of set-off with each respective counterparty. In an event of default each party has a right of set-off against the other party for amounts owed in the related agreement and any other amount or obligation owed in respect of any other agreement or transaction between them. Pursuant to the Corporation’s accounting policy, the fair value of derivatives is not offset with the fair value of other derivatives held with the same counterparty even if these agreements allow a right of set-off. In addition, the fair value of derivatives is not offset with the amounts for the right to reclaim financial collateral or the obligation to return financial collateral.

Financial instruments designated as cash flow hedges or non-hedging derivatives outstanding at December 31, 2020 and 2019 were as follows:

	Notional amount		Derivative assets			Derivative liabilities

			Statement of	Fair value at		Statement of	Fair value at
	At December 31,		condition	December 31,		condition	December 31,
(In thousands)	2020	2019	classification	2020	2019	classification	2020	2019
Derivatives designated as
hedging instruments:
Forward contracts	$188,800	$97,600	Other assets	$-	$32	Other liabilities	$1,267	$264
Total derivatives designated
as hedging instruments	$188,800	$97,600		$-	$32		$1,267	$264
Derivatives not designated
as hedging instruments:
Interest rate caps	29,248	169,962	Other assets	-	1	Other liabilities	-	1
Indexed options on deposits	69,054	69,354	Other assets	20,785	17,933	-	-	-
Bifurcated embedded options	63,121	66,755	-	-	-	Interest bearing deposits	17,658	16,354
Total derivatives not
designated as
hedging instruments	$161,423	$306,071		$20,785	$17,934		$17,658	$16,355
Total derivative assets
and liabilities	$350,223	$403,671		$20,785	$17,966		$18,925	$16,619

Cash Flow Hedges

The Corporation utilizes forward contracts to hedge the sale of mortgage-backed securities with duration terms over one month. Interest rate forwards are contracts for the delayed delivery of securities, which the seller agrees to deliver on a specified future date at a specified price or yield. These forward contracts are hedging a forecasted transaction and thus qualify for cash flow hedge accounting. Changes in the fair value of the derivatives are recorded in other comprehensive income (loss). The amount included in accumulated other comprehensive income (loss) corresponding to these forward contracts is expected to be reclassified to earnings in the next twelve months. These contracts have a maximum remaining maturity of 77 days at December 31, 2020.

For cash flow hedges, net gains (losses) on derivative contracts that are reclassified from accumulated other comprehensive income (loss) to current period earnings are included in the line item in which the hedged item is recorded and during the period in which the forecasted transaction impacts earnings, as presented in the tables below.

Year ended December 31, 2020
(In thousands)	Amount of net gain (loss) recognized in OCI on derivatives (effective portion)	Classification in the statement of operations of the net gain (loss) reclassified from AOCI into income (effective portion and ineffective portion)	Amount of net gain (loss) reclassified from AOCI into income (effective portion)	Amount of net gain (loss) recognized in income on derivatives (ineffective portion)
Forward contracts	$(6,594)	Mortgage banking activities	$(5,559)	$-
Total	$(6,594)		$(5,559)	$-
Year ended December 31, 2019
(In thousands)	Amount of net gain (loss) recognized in OCI on derivatives (effective portion)	Classification in the statement of operations of the net gain (loss) reclassified from AOCI into income (effective portion and ineffective portion)	Amount of net gain (loss) reclassified from AOCI into income (effective portion)	Amount of net gain (loss) recognized in income on derivatives (ineffective portion)
Forward contracts	$(3,502)	Mortgage banking activities	$(3,992)	$-
Total	$(3,502)		$(3,992)	$-
Year ended December 31, 2018
(In thousands)	Amount of net gain (loss) recognized in OCI on derivatives (effective portion)	Classification in the statement of operations of the net gain (loss) reclassified from AOCI into income (effective portion and ineffective portion)	Amount of net gain (loss) reclassified from AOCI into income (effective portion)	Amount of net gain (loss) recognized in income on derivatives (ineffective portion)
Forward contracts	$536	Mortgage banking activities	$1,202	$(92)
Total	$536		$1,202	$(92)

Fair Value Hedges

At December 31, 2020 and 2019, there were no derivatives designated as fair value hedges.

Non-Hedging Activities

For the year ended December 31, 2020, the Corporation recognized a loss of $3.0 million (2019 – loss of $ 1.2 million; 2018 – gain of $ 1.3 million) related to its non-hedging derivatives, as detailed in the table below.

	Amount of Net Gain (Loss) Recognized in Income on Derivatives
		Year ended	Year ended	Year ended
	Classification of Net Gain (Loss)	December 31,	December 31,	December 31,
(In thousands)	Recognized in Income on Derivatives	2020	2019	2018
Forward contracts	Mortgage banking activities	$(5,027)	$(2,254)	$1,213
Interest rate caps	Other operating income	-	(5)	(4)
Indexed options on deposits	Interest expense	5,462	7,898	114
Bifurcated embedded options	Interest expense	(3,417)	(6,883)	(50)
Total		$(2,982)	$(1,244)	$1,273

Forward Contracts

The Corporation has forward contracts to sell mortgage-backed securities, which are accounted for as trading derivatives. Changes in their fair value are recognized in mortgage banking activities.

Interest Rate Caps

The Corporation enters into interest rate caps as an intermediary on behalf of its customers and simultaneously takes offsetting positions under the same terms and conditions, thus minimizing its market and credit risks.

Indexed and Embedded Options

The Corporation offers certain customers’ deposits whose return are tied to the performance of the Standard and Poor’s (“S&P 500”) stock market indexes, and other deposits whose returns are tied to other stock market indexes or other equity securities performance. The Corporation bifurcated the related options embedded within these customers’ deposits from the host contract in accordance with ASC Subtopic 815-15. In order to limit the Corporation’s exposure to changes in these indexes, the Corporation purchases indexed options which returns are tied to the same indexes from major broker dealer companies in the over the counter market. Accordingly, the embedded options and the related indexed options are marked-to-market through earnings.